UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21126

BlackRock Municipal Income Trust II

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock Municipal Income Trust II
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—161.5%
		California—17.0%
A	$ 2,250	Agua Caliente Band, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	$ 2,270,880
A	3,500	California Mobilehome Park Fin. Auth., Palomar Estates East & West, Ser. A,
		5.25%, 3/15/34, ACA	03/13 @ 102	3,535,735
A	5,000	California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,147,600
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	16,850	5.50%, 6/01/43	06/13 @ 100	17,476,989
A-	8,800	5.625%, 6/01/38	06/13 @ 100	9,227,944
B-	11,410	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	11,048,759
NR	4,620	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.625%, 8/01/27	08/11 @ 101	4,814,918
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	990	5.90%, 9/01/28	09/10 @ 102	993,554
NR	1,855	5.95%, 9/01/35	09/10 @ 102	1,861,641

				56,378,020

		Colorado—4.6%
AA	10,000	Colorado Hlth. Facs. Auth., Catholic Hlth. Initiatives, Ser. A, 5.50%, 3/01/32	03/12 @ 100	11,068,000
AAA	4,000	Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,099,400

				15,167,400

		Connecticut—0.8%
A3	2,500	Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. B, 5.95%, 9/01/28	10/08 @ 102	2,644,550

		District of Columbia—5.9%
A	1,265	Friendship Pub. Charter Sch., Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	1,261,281
		Tobacco Settlement Fin. Corp.,
BBB	7,500	6.50%, 5/15/33	No Opt. Call	7,199,625
BBB	11,500	6.75%, 5/15/40	05/11 @ 101	11,317,495

				19,778,401

		Florida—18.5%
Baa3	4,500	Capital Trust Agcy., Air Cargo Fort Lauderdale Proj., 5.75%, 1/01/32	01/14 @ 101	4,309,785
		Fishhawk Cmnty. Dev. Dist. II, Spec. Assmnt. Rev,
NR	3,000	Ser. A, 6.25%, 5/01/34	05/13 @ 101	3,095,280
NR	4,190	Ser. B, 5.00%, 11/01/07	No Opt. Call	4,237,724
NR	4,780	Lakes by the Bay So. Cmnty. Dev. Dist., Florida Spl. Assmt., Ser. A, 6.25%, 5/01/34	05/14 @ 101	4,896,489
A-	2,650	Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,685,908
NR	3,200	Live Oak Comm. Dev., Dist. No. 1 Spec. Assmnt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,297,216
BB	6,230	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,594,019
A	6,850	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,174,073
AA-	14,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	14,409,220
NR	2,085	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,118,214
NR	4,625	Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34	10/09 @ 100	4,680,870
NR3	3,715	Sumter Landing Cmnty. Dev., Spec. Assmnt. Rev, 6.875%, 5/01/23	05/13 @ 101	3,863,377

				61,362,175

		Georgia—7.9%
AAA	4,000	Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,016,880
		Atlanta Wtr. & Wstwtr., FSA,
AAA	5,000	5.00%, 11/01/37	11/14 @ 100	5,034,750
AAA	11,995	5.00%, 11/01/43	11/14 @ 100	12,012,992
BBB	5,000	Milledgeville-Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn., 5.625%, 9/01/30	09/14 @ 101	5,144,300

				26,208,922

		Illinois—16.0%
AAA	4,000	Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,158,360
NR	2,470	Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call	2,456,613
A	7,500 [4]	Illinois Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24	11/09 @ 101	7,783,275
AA+	1,880	Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A, 5.50%, 8/15/43	08/14 @ 100	1,926,699
A2	8,000	Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22	01/13 @ 100	8,268,160
AAA	15,000	Illinois Sports Facs. Auth., Ded. St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	11,559,900

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—(continued)
		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	$45,190	Zero Coupon, 6/15/33	No Opt. Call	$ 9,689,640
AAA	5,000	Zero Coupon, 6/15/40	No Opt. Call	724,700
AAA	4,290	O’Hare Intl. Arpt., Refdg. Gen. Arpt. 3rd Lien, Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,371,381
AAA	2,340	Schaumburg, Ser. B, 5.00%, 12/01/38, FGIC	12/14 @ 100	2,347,301

				53,286,029

		Indiana—9.4%
Baa2	5,500	Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25	12/12 @ 101	5,746,510
AA	5,000	Indiana Hlth. Fac. Fin. Auth., Ascension Hlth., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,076,150
AAA	19,735	Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/33, MBIA	07/12 @ 100	20,356,060

				31,178,720

		Louisiana—0.7%
Baa1	2,485	Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A,
		6.375%, 6/01/38	06/13 @ 102	2,481,571

		Maryland—3.4%
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,001,830
Baa3	5,000	Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland Proj., Ser. A, 5.75%, 10/01/33	10/13 @ 100	5,174,400
		Maryland Hlth. & Higher Edl. Facs. Auth.,
BBB	2,240	Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	2,256,553
A3	1,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,030,710

				11,463,493

		Mississippi—1.7%
BBB	4,950	Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,828,031

		Missouri—1.9%
NR	6,000	Dept. of Transp., Rt. 370/Missouri Bottom Rd./Taussig Rd. Transp. Dev., 7.20%, 5/01/33	05/13 @ 100	6,202,320

		Nevada—3.0%
AAA	1,300	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14 @ 100	1,290,146
NR	2,990	Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	03/05 @ 103	3,046,989
		No. Las Vegas Local Impvt., Spec. Impvt. Dist. 60 Aliante,
NR	2,500	6.125%, 12/01/17	12/04 @ 103	2,577,725
NR	3,000	6.40%, 12/01/22	12/04 @ 103	3,087,720

				10,002,580

		New Jersey—12.3%
		New Jersey Econ. Dev. Auth.,
BBB	9,000	Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	8,936,280
BBB	4,000	Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	4,061,520
B	10,100	Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	8,268,264
Baa3	7,475	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,452,730
Baa3	10,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,171,200

				40,889,994

		New Mexico—1.4%
Baa1	5,200	New Mexico Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,673,604

		New York—6.7%
AAA	2,845	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B,
		5.00%, 6/15/31	06/12 @ 100	2,884,147
AAA	3,775	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,817,544
AAA	5,000	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	5,019,500
AAA	1,655	New York Dorm. Auth., Montefiore Hosp. Proj., 5.00%, 8/01/33, FGIC	02/15 @ 100	1,668,009
Caa2	8,800	Port Auth. of NY & NJ, Spec. Oblig. Rev., Contl/Eastn. LaGuardia Proj., 9.00%, 12/01/10	12/04 @ 100	8,840,744

				22,229,944

		Oklahoma—1.2%
B-	3,925	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,990,744

		Pennsylvania—3.1%
BBB+	5,000	Monroe Cnty. Hosp. Auth., Hosp. Pocono Med. Ctr., 6.00%, 1/01/43	01/14 @ 100	5,136,950
A3	5,175	Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	5,348,725

				10,485,675

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			South Carolina—6.9%
			Greenwood Cnty. Hosp., Self Mem. Hosp. Facs.,
A	$ 3,280		5.50%, 10/01/26	10/11 @ 100	$ 3,360,294
A	3,250		5.50%, 10/01/31	10/11 @ 100	3,322,020
NR	3,995		Lancaster Cnty. Assmnt., Edgewater Impvt. Dist. Ser. A, 6.875%, 11/01/35	11/13 @ 101	4,113,532
			So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
AA	3,750		Georgetown Mem. Hosp., 5.375%, 2/01/30, RAA	08/11 @ 100	3,864,975
BBB	2,640		Palmetto Hlth. Alliance, Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,759,935
BBB	5,000		Palmetto Hlth. Alliance, Ser. C, 6.875%, 8/01/27	08/13 @ 100	5,468,200

					22,888,956

			Tennessee—2.6%
AAA	20,405		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	8,530,718

			Texas—18.4%
BBB	1,650		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,749,792
AAA	2,015		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,018,526
BBB	20,000		Gulf Coast Wst. Disp. Auth., Env. Impvt. Rev., Ser. A, 6.10%, 8/01/24	08/12 @ 100	20,880,000
AAA	25,375		Harris Cnty. Houston Sports Auth., Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	3,938,961
			Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B,
BBB+	5,900		Zero Coupon, 11/01/11	No Opt. Call	6,384,449
BBB	2,000		6.15%, 8/01/22	08/13 @ 101	2,145,560
			Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	73,370		Zero Coupon, 8/15/36	08/12 @ 24.171	11,163,246
AAA	65,000		Zero Coupon, 8/15/37	08/12 @ 22.708	9,293,050
AAA	27,600		Zero Coupon, 8/15/38	08/12 @ 21.384	3,716,064

					61,289,648

			Utah—1.2%
BBB	4,000		Tooele Cnty. Hazardous Wst. Treat., Union Pacific Proj., Ser. A, 5.70%, 11/01/26	04/08 @ 102	4,101,600

			Virginia—7.0%
NR3	13,340		Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	13,641,751
AAA	9,000		Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj.,
			5.625%, 6/01/28, AMBAC	06/13 @ 101	9,497,610

					23,139,361

			West Virginia—1.9%
BBB+	5,000		Mason Cnty., PCR, Rfdg. Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,061,950
AAA	1,115		West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,130,989

					6,192,939

			Wisconsin—4.1%
			Wisconsin Hlth. & Edl. Facs. Auth.,
A-	3,930		Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	4,243,575
A-	4,000		Synergy Hlth., Inc., 6.00%, 11/15/32	08/13 @ 100	4,136,880
A	5,000		Wheaton Franciscan Svcs., 5.75%, 8/15/25	02/12 @ 101	5,228,800

					13,609,255

			Multi-State—3.9%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,042,910
A3	3,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,651,095
Baa1	5,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,211,950
Baa1	3,000	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,141,960

					13,047,915

			Total Long-Term Investments (cost $518,694,920)		537,052,565

			SHORT-TERM INVESTMENTS—0.5%
			California—0.0%
A1+	75	[6]	California Hlth. Facs. Fin. Auth., Ins. Scripps Hlth., Ser. B, 1.59%, 12/01/04, MBIA FRDD	N/A	75,000

			New York—0.1%
A1+	200	[6]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, 1.66%, 12/01/04, FRDD	N/A	200,000

BlackRock Municipal Income Trust II (BLE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.4%
1,400	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 1,400,000

	Total Short-Term Investments (cost $1,675,000)	1,675,000

	Total Investments—162.0% (cost $520,369,920)	$538,727,565
	Liabilities in excess of other assets—(0.2)%	(685,934)
	Preferred shares at redemption value, including dividends payable—(61.8)%	(205,590,524)

	Net Assets Applicable to Common Shareholders—100%	$332,451,107

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 3.9% of it nets assets, with a current market value of $13,047,915, in securities restricted as to resale.
[6]	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of November 30, 2004.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FRDD	— Floating Rate Daily Demand	RAA	— Radian Asset Assurance
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Municipal Income Trust II

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005